Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended		22 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013
Cash flows from operating activities:
Net loss	$ (8,358)	$ (875)	$ (1,605)	$ (1,623)	$ (9,981)
Share based compensation	1,483	143	354	354	1,837
Depreciation and amortization	446	129	208	208	654
Non-cash interest expense	447	14	118	118	565
Change in fair value of subordinated convertible debt	3,696				3,696
Deferred income tax benefit		(431)	(800)	(800)	(800)
Issuance of common stock for investment advisory services	63				63
Change in other receivable	27				27
Change in other current assets	11				11
Change in accounts payable, accrued expenses and liability under shared services agreement	1,249	876	1,413	1,431	2,680
Net cash used in operating activities	(936)	(144)	(312)	(312)	(1,248)
Cash flows from investing activities:
Change in other assets	(10)				(10)
Cash acquired from acquisition of VeriTeQ Corporation (f/k/a Digital Angel Corporation)	818				818
Net cash provided by investing activities	808				808
Cash flows from financing activities:
Proceeds from the issuances of notes payable and warrants	50	125	400	400	450
Proceeds from the issuance of common stock to investors	25	80	80	80	105
Proceeds from the issuance of common stock and warrants to investor		15	15	15	15
Net cash provided by financing activities	75	220	495	495	570
Net (decrease) increase in cash	(53)	76	183	183	130
Cash --- Beginning of period	183
Cash — End of period	$ 130	$ 76	$ 183	$ 183	$ 130